Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of reconciliation of tax expense

	December 31, 2024	December 31, 2023	December 31, 2022
Loss before income tax	$(46,220,711)	$(13,046,362)	$(32,464,021)
Canadian Statutory Tax Rate	26.5%	26.5%	26.5%

Expected tax recovery	$(12,248,488)	$(3,457,286)	$(8,602,966)
Share-based compensation	9,469,630	1,246,362	6,485,661
Foreign tax rate deferential	1,283	935	1,937
Change in tax benefit not recognized	2,965,317	2,370,827	2,270,728

Total	$187,742	$160,838	$155,360

Schedule of detailed information about income tax expense
The components of tax expense included in the determination of the loss for the years are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Current tax expense	$—	$—	$—
Deferred tax expense	187,742	160,838	155,360

Total	$187,742	$160,838	$155,360

Schedule of deferred income tax liability
The following table reflects the change in deferred income tax liability at December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022
Balance, beginning of year	$(2,196,087)	$(1,883,661)	$(1,617,383)
Deferred income tax expense	(187,742)	(160,838)	(155,360)
Foreign currency translation	503,442	(151,588)	(110,918)

Balance, end of year	$(1,880,387)	$(2,196,087)	$(1,883,661)

Schedule of temporary difference, unused tax losses and unused tax credits
The following table summarizes the components of deferred income tax:

	December 31, 2024	December 31, 2023	December 31, 2022
Exploration and evaluation assets	$(2,687,855)	$(3,139,298)	$(2,692,830)
Loss carryforwards	807,468	943,211	809,169

Deferred tax liabilities, net	$(1,880,387)	$(2,196,087)	$(1,883,661)

As at December 31, 2024, deferred tax assets for the carry forward of certain unused tax losses and unused tax credits have not been recognized as it is not probable that taxable income will be available against which the unused tax losses and credits can be utilized. Deductible temporary differences for which no deferred tax assets have been recognized are attributable to the following:

Canada	December 31, 2024	December 31, 2023
Non-capital losses	$88,986,000	$77,312,000
Deductible temporary differences	$2,520,440	$1,267,042

Brazil	December 31, 2024	December 31, 2023
Non-capital losses	$—	$—

Schedule of tax losses carried forward expiration
Brazilian tax losses carried forward can only be applied, in any year, in an amount up to 30% of taxable income for that year. Tax losses in Canada can be carried forward to reduce taxable income in future years. The losses are scheduled to expire as follows:

Year of Expiry	Amount
2044	$11,674,000
2043	8,985,000
2042	8,645,000
2041	4,268,000
2040	3,355,000
2039	4,681,000
2038	3,843,000
2037	4,804,000
2036	6,207,000
2035	8,182,000
2034	8,041,000
2033	4,762,000
2032	2,950,000
2031	3,127,000
2030	2,891,000
2029	2,571,000

$88,986,000